UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D/A

                       ASSET-BACKED ISSUER
       DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

           For the monthly distribution period from:
             December 13, 2014 to January 12, 2015

     Commission File Number of issuing entity: 333-177354-05

             UBS-Barclays Commercial Mortgage Trust 2013-C5
   (Exact name of issuing entity as specified in its charter)

       Commission File Number of depositor: 333-177354

          UBS Commercial Mortgage Securitization Corp.
      (Exact name of depositor as specified in its charter)

                 UBS Real Estate Securities Inc.
                        Barclays Bank PLC
                General Electric Capital Corporation
                    KeyBank National Association
         Starwood Mortgage Funding II LLC (formerly known
              as Archetype Mortgage Funding II LLC)
   (Exact names of sponsors as specified in their charters)

                            New York
   (State or other jurisdiction of incorporation or organization of the issuing entity)

                Lower-Tier REMIC    46-2050682
                Upper-Tier REMIC    46-2060407
             (I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
                1761 East St. Andrew Place, Santa Ana CA
    (Address of principal executive offices of the issuing entity)

                            92705
                          (Zip Code)

                       (212) 713-2000
            (Telephone number, including area code)

                             NONE
    (Former name, former address, if changed since last report)

                  Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____


Part II - OTHER INFORMATION

Item 6.  Significant Obligors of Pool Assets.
         Each of the Santa Anita Mall Mortgage Loan and the Valencia Town Center Mortgage Loan is a Significant Obligor within the meaning of
         Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for UBS-Barclays Commercial Mortgage Trust 2013-C5.

         Based on the borrower's operating statement with an end date of September 30, 2014, Loan 30291655 (Prospectus Supplement ID 2, Valencia Town Center), had a year-to-date 2014 Net Operating Income of $15,911,415.00 as of September 30, 2014.

Item 8.  Other Information

         Original Form 10-D dated January 23, 2015 is hereby amended to change the year-to-date Net Operating Income figure for the Valencia Town Center Mortgage Loan, which was incorrectly reported in the Registrant's Current Report on Form 10-D dated January 23, 2015 and filed by the registrant on January 23, 2015.

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

             (99.1) Monthly Report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2013-C5, relating to the January 12, 2015 distribution. (Filed as Exhibit 99.1 to the Registrant's Current Report on Form 10-D dated January 23, 2015 and filed by the registrant on January 23, 2015, which is incorporated by reference herein).

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)


/s/ David Schell
Name:   David Schell
Title:  Executive Director


/s/ Alfred Fernandez
Name:   Alfred Fernandez
Title:  Executive Director


Date: March 26, 2015


EXHIBIT INDEX

Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2013-C5, relating to the January 12, 2015 distribution. (Filed as Exhibit 99.1 to the Registrant's Current Report on Form
                  10-D dated January 23, 2015 and filed by the registrant on January 23, 2015, which is incorporated by reference herein).